Document and Entity Information	3 Months Ended
Mar. 31, 2017
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	Q1
Trading Symbol	CNHI
Entity Registrant Name	CNH Industrial N.V.
Entity Central Index Key	0001567094
Current Fiscal Year End Date	--12-31